Harbor Osmosis Emerging Markets Resource Efficient ETF Investment Strategy - Harbor Osmosis Emerging Markets Resource Efficient ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective through active exposures to equity securities of resource efficient large- and mid-capitalization public companies located in emerging markets. The Fund defines resource efficient public companies as those that, relative to their sector peers, emit less carbon, consume less water and generate less waste, as discussed in more detail below. The quantitative strategy used by Osmosis Investment Management US LLC (the “Subadvisor”) in managing the Fund is predicated on its theory that resource efficiency, as measured by its proprietary Resource Efficiency Scores, is a predictor of which companies will generate investment returns above those of the MSCI Emerging Markets Index (the Fund’s “Benchmark”). The outcomes of the Subadvisor’s theory are not guaranteed. Companies are scored relative to other companies in their respective sector with respect to their publicly reported carbon emissions, water use and waste production (including hazardous, non-hazardous or nuclear waste, which may be recycled incinerated or landfilled) in order to produce scores that are comparable across sectors. The Subadvisor maintains a database of proprietary environmental information and collects, verifies and standardizes data for use in calculating proprietary Resource Efficiency Scores. The process for linking environmental and financial factors is subject to ongoing research and enhancement by the Subadvisor. Portfolio holdings and weights are determined by an optimization process that seeks to maximize portfolio exposure to resource efficient companies (as determined by the Resource Efficiency Scores) while maintaining country, sector and factor (such as quality, volatility, leverage and earnings yield) weightings relative to the Fund’s Benchmark. Companies in the Financials sector are not given Resource Efficiency Scores due to their relatively minimal carbon emissions, water consumption and waste generation relative to other types of companies. Such companies are selected for inclusion in the Fund’s portfolio to maintain the portfolio’s overall factor weightings. Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in resource efficient emerging markets companies, which the Fund defines as companies included in the Benchmark with Resource Efficiency Scores in the top three quintiles when ranked against other scored companies within the applicable sector (provided that companies within the Financials sector are considered to be resource efficient for purposes of this policy solely based on their sector classification). The Fund may also invest up to 20% of its net assets in investments, including other investment companies, that the Subadvisor may not consider resource efficient in order to maintain weights relative to the Fund’s Benchmark, including when it is impractical or difficult to obtain such exposures through resource efficient companies. Such investments are outside the Fund’s 80% investment policy. The Fund typically holds securities of approximately 70 to 90 companies. The Fund does not invest in tobacco companies, companies engaged in the manufacture of cluster munitions or anti-personnel mines, or companies that breach the United Nations Global Compact’s social and governance safeguards (which are companies that do not act in accordance with the United Nations Global Compact’s principles and their associated standards, conventions and treaties). The Fund may invest in instruments denominated in U.S. dollars and foreign currencies. The Subadvisor utilizes the quantitative strategy described above to make its assessments and, except in very limited circumstances, follows the output of its strategy when making buy and sell decisions for the Fund’s portfolio. The Fund’s portfolio is rebalanced monthly.